Debenture (Details) $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Mar. 06, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 30, 2021 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)
Debentures [Line Items]
Debenture Current Liabilities		$ 15,832		$ 17,914
Debenture Non Current Liabilities		369,905		387,651
Debentures		385,737		405,565
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		2,685		3,039
Debenture Non Current Liabilities		24,854		31,116
Debentures		27,539		34,155			₪ 135,000,000
Series F Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		13,147		14,875
Debenture Non Current Liabilities		113,187		143,503
Debentures		126,334		158,378		₪ 222,000,000
Series C Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		131,385		100,995
Debentures		131,385	₪ 164,363,000	100,995	₪ 367,220,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		100,479		112,037
Debentures	₪ 385,970,000	$ 100,479		$ 112,037